Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Payment to the Placement Agent
The Partnership pays the Placement Agent the following percentage in accordance with the following schedule:

Class of Units	Annualized Rate (%)
A	2.00%
D	0.75%
Z	0.00%